Earnings Per Share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earnings Per Share
Note 12:	Earnings Per Share The following table sets forth the computation of basic and diluted income per share:

a.	Numerator:

	Six months ended June 30
	2026	2025
	$ thousands	$ thousands

Numerator for basic and diluted income per share -
Net (loss) available to holders of ordinary shares	(3,434)	(2,247)

b.	Denominator:

	Six months ended June 30
	2026	2025

Denominator for diluted income (loss) per share -
Weighted average number of shares	90,872,376	89,108,772

Denominator for diluted income (loss) per share - adjusted	90,872,376	89,108,772

The total weighted average number of shares related to the outstanding options and RSUs excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect were 2,231,062 and 2,047,497 for the six months ended June 30, 2026, and 2025, respectively.